Griffin Institutional Access Real Estate Fund

Supplement to the Prospectus and Statement of Additional Information

dated June 30, 2014

December 10, 2014

Effective November 19, 2014, the Griffin Institutional Access Real Estate Fund (the “Fund”) has eliminated the 2.00% redemption fee (“Redemption Fee”), assessed on shares of the Funds repurchased within 365 days of purchase. Effective November 19, 2014, the “Redemption Fee on Shares Repurchased Within 365 Days of Purchase” listed in the “Summary of Fund Expenses” table in the Fund’s Prospectus is hereby revised to show 0.00%, and all remaining references in the Prospectus and the Statement of Additional Information to the Redemption Fee are removed.

This Supplement, and the Prospectus and Statement of Additional Information both dated June 30, 2014, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. These can be obtained without charge by calling toll-free 1-888-926-2688 or by visiting www.griffincapital.com.